NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

11005484

CERTNYS
001-09531-01

February 17, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, TELEFÓNICA, S.A. (Guarantor), TELEFÓNICA EMISIONES, S.A.U. (Issuer) Fixed Rate Senior Notes due 2016 of Telefónica Emisiones, S.A.U., and Fixed Rate Senior Notes due 2021 of Telefónica Emisiones, S.A.U., and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 16, 2011. Tentative listing date – February 18, 2011.

Sincerely,

[signature]